Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule of the estimated future minimum lease payments under capital leases together with the present value of the net minimum lease payments
The following is a schedule of the estimated future minimum lease payments under the capital lease together with the present value of the net minimum lease payments as of December 31, 2014:

Year ending December 31,
(Thousands)
2015	$21,383
2016	18,200
2017	20,477
2018	20,214
2019	18,048
Later years	304,759
Total minimum lease payments (a)	403,081
Less: Amount representing interest (b)	(255,493)
Present value of net minimum lease payments	$147,588
(a) There were no amounts representing contingent rentals or executory costs (such as taxes, maintenance and insurance) included in the total minimum lease payments.
(b) Amount necessary to reduce net minimum lease payments to the present value of the obligation at December 31, 2014 as the present value calculated at the Partnership’s incremental borrowing rate exceeded the fair value of the property at inception of the lease.